Business Combinations - Vitalyst LLC (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about business combination [line items]
Revenues	$ 491,125	$ 522,701